Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 5, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
(File Nos. 333-17391 and 811-07959)
Coldstream Dividend Growth Fund (S000030114)

Ladies and Gentlemen:

On behalf of the Trust and its series, the Coldstream Dividend Growth Fund (the “Fund”), transmitted herewith for filing is the preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and related proxy voting card.  The Preliminary Proxy Statement contains a request for shareholders to consider and approve an investment advisory agreement by and between the Trust, on behalf of the Fund, and Coldstream Capital Management, Inc.  Please note that the final definitive proxy statement will be sent to shareholders with an additional cover letter from the Advisor which will be filed as additional solicitation materials within ten days of the date of this filing.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures